Income Taxes - Components of income tax provision (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal
Deferred	$ (11,709)	$ (11,016)
Foreign
Deferred	(5)	3
State and Local
Deferred	(42)	(901)
Change in Valuation Allowance	11,756	11,914
Total	$ 0	$ 0